Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 52,909		$ 42,997	$ 45,126
Written down amount	1,043		1,165
Derivative liability			26
Accounts receivable	50,643		31,640
Advance from customer	524		486
Advertising and marketing expenses	1,864		2,030	2,196
Freight charges	8,156		6,231	5,279
Income and comprehensive income amount	1,264		1,117	$ 1,317
Social insurance plan contributions payable	97		$ 95
Underpayment of taxes	$ 14	¥ 100
Limitation period	10 years	10 years
VAT rate percentage	13.00%	13.00%	13.00%	13.00%
Cash equivalent value			$ 17,983
Restricted cash	$ 31,630
European Union [Member]
Summary of Significant Accounting Policies [Line Items]
VAT rate percentage	19.00%	19.00%	19.00%	19.00%
China [Member]
Summary of Significant Accounting Policies [Line Items]
Cash equivalent value			$ 27,903
Restricted cash	$ 22,279
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Bank account is insured by the government	71	¥ 500
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Bank account is insured by the government	$ 150
Supplier Concentration Risk [Member] | Supplier 1 [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of risk	11.40%	11.40%	19.30%	23.30%
Supplier Concentration Risk [Member] | Supplier 2 [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of risk				11.10%